ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	NOTE 8:- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2024	2023

Accrued expenses	$31,857	$36,706
Government authorities	31,387	31,982
Hedging transaction liability	2	7,868

	$63,246	$76,556